6. Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Trade Accounts Receivable [Abstract]
Schedule of trade account receivables

The average rate considered in calculating the present value of accounts receivable recorded in the long term is 0.22% (0.07% in 2019).

	2020	2019
Trade accounts receivable	3,180,661	3,287,855

Accounts receivable, gross	3,831,921	4,061,932

Billed services	2,039,403	2,076,569
Unbilled services	817,669	858,418
Network usage	399,083	438,168
Sale of goods	552,962	670,573
Contractual assets (note 22)	14,914	15,142
Other accounts receivable	7,890	3,062

Provision for expected credit losses	(651,260)	(774,077)

Current portion	(3,051,834)	(3,184,780)
Non-current portion	128,827	103,075

Schedule of changes in the allowance for doubtful accounts

 The movement of the provision for loss on expected settlement credits, accounted for as an asset reduction account, was as follows:

	2020	2019

Opening balance	774,077	686,928
Set-up of provision (note 27)	552,817	748,291
Write-off	(675,634)	(661,142)

Closing Balance	651,260	774,077

Schedule of aging of accounts receivable

The aging of accounts receivable is as follows:

	2020	2019

Total	3,831,921	4,061,932

Falling due	2,785,469	2,576,307
Overdue (days):
Up to 30	248,955	328,457
Up to 60	84,218	146,200
Up to 90	71,635	149,852
>90	641,644	861,116